NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Stock Based Compensation: Schedule of Fair Value of Warrants (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Expected volatility	1.4439	1.5034
Expected dividends	$ 0.0000	$ 0.0000
Risk free rate	0.0028	0.0158
Minimum
Expected term	5 years	5 years
Maximum
Expected term	10 years	10 years